OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2007
                                                     Estimated average burden
                                                     hours per response.....
                                                     21.09

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                            Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Research Fund
Schedule of Investments  3/31/2007

Shares                                                   Value

         COMMON STOCKS - 98.9 %
         Energy - 9.8 %
         Integrated Oil & Gas - 7.6 %
86,861   Chevron Corp.                                 $6,424,240
22,998   ConocoPhillips                                 1,571,913
56,961   USX-Marathon Group, Inc.                       5,629,456
                                                       $13,625,609
         Oil & Gas Equipment & Services - 0.7 %
29,661   Weatherford International, Inc. *             $1,337,711
         Oil & Gas Explration & Production - 1.5 %
38,400   Apache Corp.                                  $2,714,880
         Total Energy                                  $17,678,200
         Materials - 3.1 %
         Diversified Chemical - 1.7 %
7,336    Ashland, Inc.                                 $ 481,242
33,631   Dow Chemical Co.                               1,542,318
15,798   PPG Industries, Inc.                           1,110,757
                                                       $3,134,317
         Diversified Metals & Mining - 0.4 %
11,969 Freeport-McMoRan Copper & Gold, Inc. (Class B)$ 792,228 Specialty Chemicals - 0.4 %
11,959   Rohm and Haas Co. *                           $ 618,519
         Steel - 0.6 %
15,811   Nucor Corp.                                   $1,029,770
         Total Materials                               $5,574,834
         Capital Goods - 9.0 %
         Aerospace & Defense - 1.6 %
22,608   Northrop Grumman Corp.                        $1,677,966
18,566   United Technologies Corp.                      1,206,790
                                                       $2,884,756
         Construction & Engineering - 0.4 %
38,376   KBR, Inc. * (b)                               $ 780,952
         Construction & Farm Machinery &
         Heavy Trucks - 1.5 %
23,848   Deere & Co.                                   $2,590,847
         Electrical Component & Equipment - 0.8 %
30,622   Thomas & Betts Corp. *                        $1,494,966
         Industrial Conglomerates - 4.0 %
45,060   3M Co.                                        $3,443,936
43,085   Cardiome Pharma Corp. * (b)                     437,313
103,223  Tyco International, Ltd.                       3,256,686
                                                       $7,137,935
         Industrial Machinery - 0.7 %
32,178   Crane Co.                                     $1,300,635
         Total Capital Goods                           $16,190,091
         Transportation - 1.7 %
         Air Freight & Couriers - 1.2 %
12,685   C H Robinson Worldwide, Inc. *                $ 605,709
22,421   United Parcel Service                          1,571,712
                                                       $2,177,421
         Railroads - 0.5 %
11,616   Burlington Northern, Inc.                     $ 934,275
         Total Transportation                          $3,111,696
         Automobiles & Components - 0.7 %
         Auto Parts & Equipment - 0.7 %
11,868   BorgWarner, Inc.                              $ 895,085
16,847   Tenneco, Inc. *                                 428,925
                                                       $1,324,010
         Total Automobiles & Components                $1,324,010
         Consumer Durables & Apparel - 1.3 %
         Apparel, Accessories & Luxury Goods - 0.7 %
13,888   Coach, Inc. *                                 $ 695,094
7,462    VF Corp.                                        616,510
                                                       $1,311,604
         Home Furnishings - 0.3 %
19,972   Leggett & Platt, Inc.                         $ 452,765
         Leisure Products - 0.3 %
19,358   Hasbro, Inc. *                                $ 554,026
         Total Consumer Durables & Apparel             $2,318,395
         Consumer Services - 1.8 %
         Hotels, Resorts & Cruise Lines - 0.8 %
13,533   Carnival Corp.                                $ 634,156
12,935   Marriott International, Inc.                    633,298
                                                       $1,267,454
         Restaurants - 1.0 %
26,091   McDonald's Corp.                              $1,175,400
9,877    Yum! Brands, Inc.                               570,496
                                                       $1,745,896
         Total Consumer Services                       $3,013,350
         Media - 3.5 %
         Movies & Entertainment - 3.0 %
44,963   News Corp., Inc.                              $1,039,545
79,268   The Walt Disney Co.                            2,729,197
39,582   Viacom, Inc. (Class B) *                       1,627,216
                                                       $5,395,958
         Publishing - 0.5 %
14,879   McGraw-Hill Co., Inc.                         $ 935,592
         Total Media                                   $6,331,550
         Retailing - 3.4 %
         Apparel Retail - 0.9 %
20,726   Abercrombie & Fitch Co.                       $1,568,544
         Department Stores - 1.5 %
15,684   Federated Department Stores, Inc.             $ 706,564
25,250   J.C. Penney Co., Inc.                          2,074,540
                                                       $2,781,104
         General Merchandise Stores - 1.0 %
29,685   Target Corp.                                  $1,759,133
         Total Retailing                               $6,108,781
         Food & Drug Retailing - 2.3 %
         Drug Retail - 2.3 %
64,818   CVS Corp.                                     $2,212,887
41,818   Walgreen Co.                                   1,919,028
                                                       $4,131,915
         Total Food & Drug Retailing                   $4,131,915
         Food, Beverage & Tobacco - 4.9 %
         Brewers - 0.4 %
15,036   Anheuser-Busch Co., Inc.                      $ 758,717
         Packaged Foods & Meats - 0.4 %
10,944   General Mills, Inc.                           $ 637,160
         Soft Drinks - 1.0 %
27,329   PepsiCo, Inc.                                 $1,737,031
         Tobacco - 3.1 %
40,868   Altria Group, Inc.                            $3,588,619
27,452   Loews Corp Carolina Group                      2,075,646
                                                       $5,664,265
         Total Food, Beverage & Tobacco                $8,797,173
         Household & Personal Products - 2.0 %
         Household Products - 2.0 %
56,594   Procter & Gamble Co.                          $3,574,477
         Total Household & Personal Products           $3,574,477
         Health Care Equipment & Services - 4.1 %
         Health Care Equipment - 1.7 %
32,455   Edwards Lifesciences Group *                  $1,645,469
21,395   Stryker Corp.                                  1,418,916
                                                       $3,064,385
         Health Care Services - 1.8 %
7,910    Fresenius Medical Care AG                     $1,150,567
29,597   Medco Health Solutions, Inc. *                 2,146,670
                                                       $3,297,237
         Health Care Technology - 0.3 %
17,723   IMS Health, Inc.                              $ 525,664
         Managed Health Care - 0.3 %
10,132   Coventry Health Care, Inc. *                  $ 567,899
         Total Health Care Equipment & Services        $7,455,185
         Pharmaceuticals & Biotechnology - 7.7 %
         Biotechnology - 1.0 %
38,832   Cubist Pharmaceuticals, Inc. *                $ 857,022
33,497   Vertex Pharmaceuticals, Inc. *                  939,256
                                                       $1,796,278
         Life Sciences Tools & Services - 0.3 %
8,266    Advanced Magnetics, Inc. * (b)                $ 498,192
         Pharmaceuticals - 6.4 %
130,266  Bristol-Myers Squibb Co.                      $3,616,184
29,542   Eli Lilly & Co.                                1,586,701
63,574   Merck & Co., Inc.                              2,808,064
98,358   Schering-Plough Corp.                          2,509,113
27,019   Teva Pharmaceutical Industries, Ltd. (A.D.R.)  1,011,321
                                                       $11,531,383
         Total Pharmaceuticals & Biotechnology         $13,825,853
         Banks - 5.4 %
         Diversified Banks - 1.9 %
35,790   U.S. Bancorp                                  $1,251,576
40,983   Wachovia Corp.                                 2,256,114
                                                       $3,507,690
         Regional Banks - 2.3 %
17,592   National City Corp.                           $ 655,302
23,356   PNC Bank Corp.                                 1,680,931
9,908    SunTrust Banks, Inc.                            822,760
11,267   Zions Bancorporation                            952,287
                                                       $4,111,280
         Thrifts & Mortgage Finance - 1.2 %
16,495   Freddie Mac                                   $ 981,288
84,357   Hudson City Bancorp, Inc.                      1,154,004
                                                       $2,135,292
         Total Banks                                   $9,754,262
         Diversified Financials - 10.6 %
         Asset Management & Custody Banks - 3.2 %
67,572   Federated Investors, Inc.                     $2,481,244
27,717   Franklin Resources, Inc.                       3,349,045
                                                       $5,830,289
         Consumer Finance - 2.1 %
67,680   American Express Co.                          $3,817,152
         Investment Banking & Brokerage - 2.8 %
60,598   Merrill Lynch & Co., Inc.                     $4,949,039
         Diversified Financial Services - 2.5 %
86,538   Citigroup, Inc.                               $4,442,861
         Total Diversified Financials                  $19,039,341
         Insurance - 4.7 %
         Life & Health Insurance - 0.6 %
17,933   MetLife, Inc.                                 $1,132,469
         Multi-Line Insurance - 2.4 %
43,079   American International Group, Inc.            $2,895,770
14,331   Hartford Financial Services Group, Inc.        1,369,757
                                                       $4,265,527
         Property & Casualty Insurance - 1.7 %
17,025   Allstate Corp.                                $1,022,522
11,931   Exel, Ltd.                                      834,693
21,836   The Traveler Companies, Inc.                   1,130,450
                                                       $2,987,665
         Total Insurance                               $8,385,661
         Real Estate - 1.0 %
         Diversified Real Estate Investment Trusts - 0.3 %
12,800   Liberty Property Trust                        $ 623,616
         Retail Real Estate Investment Trusts - 0.3 %
8,400    General Growth Pro TLB SC                     $ 542,388
         Specialized Real Estate Investment Trusts - 0.4 %
16,300   Plum Creek Timber Co., Inc. *                 $ 642,546
         Total Real Estate                             $1,808,550
         Software & Services - 5.8 %
         Application Software - 0.7 %
41,832   Citrix Systems, Inc. *                        $1,339,879
         Internet Software & Services - 0.8 %
44,455   Yahoo!, Inc. * (b)                            $1,390,997
         IT Consulting & Other Services - 0.3 %
12,746   Accenture, Ltd.                               $ 491,231
         Systems Software - 4.0 %
48,765   Macrovision Corp. *                           $1,221,563
145,269  Microsoft Corp.                                4,048,647
110,009  Oracle Corp. *                                 1,994,463
                                                       $7,264,673
         Total Software & Services                     $10,486,780
         Technology Hardware & Equipment - 6.6 %
         Communications Equipment - 4.7 %
136,161  Cisco Systems, Inc. *                         $3,476,190
153,153  Corning, Inc. *                                3,482,699
38,060   Qualcomm, Inc.                                 1,623,640
                                                       $8,582,529
         Computer Hardware - 1.9 %
15,850   Apple, Inc. *                                 $1,472,624
28,540   Palm, Inc. * (b)                                517,430
229,325  Sun Microsystems, Inc. *                       1,378,243
                                                       $3,368,297
         Total Technology Hardware & Equipment         $11,950,826
         Semiconductors - 2.2 %
         Semiconductors - 2.2 %
56,704   National Semiconductor Corp.                  $1,368,835
85,422   Texas Instruments, Inc.                        2,571,202
                                                       $3,940,037
         Total Semiconductors                          $3,940,037
         Telecommunication Services - 3.6 %
         Integrated Telecommunication Services - 2.7 %
127,858  Verizon Communications, Inc.                  $4,848,375
         Wireless Telecommunication Services - 0.9 %
83,819   Sprint Nextel Corp.                           $1,589,208
         Total Telecommunication Services              $6,437,583
         Utilities - 3.7 %
         Electric Utilities - 0.5 %
13,887   Firstenergy Corp.                             $ 919,875
         Gas Utilities - 0.6 %
12,561   Questar Corp.                                 $1,120,567
         Independent Power Producer & Energy Traders - 1.1 %
26,383   NRG Energy, Inc. *                            $1,900,631
         Multi-Utilities - 1.5 %
33,011   Public Service Enterprise Group, Inc.         $2,741,233
         Total Utilities                               $6,682,306
         TOTAL COMMON STOCKS                           $177,920,856
         (Cost  $162,927,112)
         TEMPORARY CASH INVESTMENTS - 1.8 %
         Security Lending Collateral - 1.8 %
3,309,167Securities Lending Investment Fund, 5.26%     $3,309,167
         TOTAL TEMPORARY CASH INVESTMENTS              $3,309,167
         (Cost  $3,309,167)
         TOTAL INVESTMENT IN SECURITIES - 100.7 %      $181,230,023
         (Cost  $165,496,749) (a)
         OTHER ASSETS AND LIABILITIES - (0.7) %        $(1,329,118)
         TOTAL NET ASSETS - 100.0 %                    $179,900,905

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At March 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $166,875,221 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cos$16,645,194

         Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value(2,290,392)

         Net unrealized gain                           $14,354,802


(b)      At March 31, 2007, the following securities were out on loan:

Shares                      Security                     Value
8,183    Advanced Magnetics, Inc. *                    $      493,189
10,815   Cardiome Pharma Corp. *                              109,772
37,520   KBR, Inc. *                                          763,532
27,878   Palm, Inc. *                                         510,167
43,666   Yahoo!, Inc. *                                    1,366,309
         Total                                         $   3,242,970



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.